UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  5/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      156,186
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED WRLD ASSUR COM HLDG A SHS             H01531104    1,717    25,000 SH       DEFINED    01          25,000      0    0
ALLSTATE CORP                COM             020002101    1,119    34,000 SH       DEFINED    01          34,000      0    0
ALPHA NATURAL RESOURCES INC  COM             02076X102    1,597   105,000 SH       DEFINED    01         105,000      0    0
AMAZON COM INC               COM             023135106    2,025    10,000     CALL DEFINED    01          10,000      0    0
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105    3,346   119,750 SH       DEFINED    01         119,750      0    0
BITAUTO HLDGS LTD            SPONSORED ADS   091727107    4,308   812,910 SH       DEFINED    01         812,910      0    0
BJS RESTAURANTS INC          COM             09180C106    1,007    20,000     CALL DEFINED    01          20,000      0    0
BLUEPHOENIX SOLUTIONS LTD    SHS NEW         M20157117      129    80,943 SH       DEFINED    01          80,943      0    0
CHEVRON CORP NEW             COM             166764100    3,913    36,500 SH       DEFINED    01          36,500      0    0
CHINA MOBILE LIMITED         SPONSORED ADR   16941M109    1,406    25,535 SH       DEFINED    01          25,535      0    0
CHINAEDU CORP                SPONS ADR       16945L107   11,004 1,497,136 SH       DEFINED    01       1,497,136      0    0
DECKERS OUTDOOR CORP         COM             243537107    3,153    50,000     CALL DEFINED    01          50,000      0    0
DRESSER-RAND GROUP INC       COM             261608103    1,392    30,000     CALL DEFINED    01          30,000      0    0
DRYSHIPS INC                 SHS             Y2109Q101      696   200,000     CALL DEFINED    01         200,000      0    0
DRYSHIPS INC                 SHS             Y2109Q101    2,436   700,000 SH       DEFINED    01         700,000      0    0
EMAGIN CORP                  COM NEW         29076N206    3,072   945,200 SH       DEFINED    01         945,200      0    0
ENBRIDGE ENERGY PARTNERS L P COM             29250R106      976    31,500 SH       DEFINED    01          31,500      0    0
FLOTEK INDS INC DEL          COM             343389102   10,962   912,000 SH       DEFINED    01         912,000      0    0
FUEL SYS SOLUTIONS INC       COM             35952W103    2,616   100,000     CALL DEFINED    01         100,000      0    0
HALLIBURTON CO               COM             406216101    3,448   103,900 SH       DEFINED    01         103,900      0    0
HARTFORD FINL SVCS GROUP INC COM             416515104    1,607    76,250 SH       DEFINED    01          76,250      0    0
ICICI BK LTD                 ADR             45104G104    2,301    66,000 SH       DEFINED    01          66,000      0    0
INTEL CORP                   COM             458140100    1,392    49,500 SH       DEFINED    01          49,500      0    0
IRELAND BK                   SPNSRD ADR NEW  46267Q202    3,216   475,000 SH       DEFINED    01         475,000      0    0
ISHARES INC                  MSCI TAIWAN     464286731    1,721   128,300 SH       DEFINED    01         128,300      0    0
ISHARES TR                   HIGH YLD CORP   464288513   11,136   122,750 SH       DEFINED    01         122,750      0    0
JARDEN CORP                  COM             471109108    4,023   100,000     CALL DEFINED    01         100,000      0    0
JOY GLOBAL INC               COM             481165108      735    10,000 SH       DEFINED    01          10,000      0    0
KINDER MORGAN INC DEL        COM             49456B101    1,256    32,500 SH       DEFINED    01          32,500      0    0
MBIA INC                     COM             55262C100    6,860   700,000     CALL DEFINED    01         700,000      0    0
METLIFE INC                  COM             59156R108    2,054    55,000 SH       DEFINED    01          55,000      0    0
MICROSOFT CORP               COM             594918104    1,385    42,950 SH       DEFINED    01          42,950      0    0
NEWCASTLE INVT CORP          COM             65105M108    2,812   428,604 SH       DEFINED    01         428,604      0    0
NOVA MEASURING INSTRUMENTS L COM             M7516K103    4,208   469,686 SH       DEFINED    01         469,686      0    0
OCCIDENTAL PETE CORP DEL     COM             674599105    2,047    21,500 SH       DEFINED    01          21,500      0    0
PARTNERRE LTD                COM             G6852T105      979    14,425 SH       DEFINED    01          14,425      0    0
PATRIOT COAL CORP            COM             70336T104    1,373   220,000 SH       DEFINED    01         220,000      0    0
PEABODY ENERGY CORP          COM             704549104      767    26,500 SH       DEFINED    01          26,500      0    0
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN  726503105    1,224    15,600 SH       DEFINED    01          15,600      0    0
PLATINUM UNDERWRITER HLDGS L COM             G7127P100    4,849   132,850 SH       DEFINED    01         132,850      0    0
PRUDENTIAL FINL INC          COM             744320102    2,193    34,600 SH       DEFINED    01          34,600      0    0
RADIOSHACK CORP              COM             750438103    2,177   350,000 SH       DEFINED    01         350,000      0    0
RANGE RES CORP               COM             75281A109    1,744    30,000     CALL DEFINED    01          30,000      0    0
RED LION HOTELS CORP         COM             756764106    2,765   336,758 SH       DEFINED    01         336,758      0    0
SCHLUMBERGER LTD             COM             806857108    2,510    35,900 SH       DEFINED    01          35,900      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605    7,900   500,000     PUT  DEFINED    01         500,000      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100      855   300,000     CALL DEFINED    01         300,000      0    0
TIM PARTICIPACOES S A        SPONSORED ADR   88706P205    1,194    37,000 SH       DEFINED    01          37,000      0    0
TITAN INTL INC ILL           COM             88830M102    1,419    60,000 SH       DEFINED    01          60,000      0    0
TRAVELERS COMPANIES INC      COM             89417E109    2,072    35,000 SH       DEFINED    01          35,000      0    0
UNITED STATES NATL GAS FUND  UNIT PAR $0.001 912318201    3,259   204,700     CALL DEFINED    01         204,700      0    0
VALE S A                     ADR             91912E105    1,306    56,000 SH       DEFINED    01          56,000      0    0
VALIDUS HOLDINGS LTD         COM SHS         G9319H102    2,151    69,500 SH       DEFINED    01          69,500      0    0
VEOLIA ENVIRONNEMENT         SPONSORED ADR   92334N103    4,128   250,000 SH       DEFINED    01         250,000      0    0
VISHAY INTERTECHNOLOGY INC   COM             928298108    1,216   100,000     CALL DEFINED    01         100,000      0    0
WALTER ENERGY INC            COM             93317Q105    1,184    20,000 SH       DEFINED    01          20,000      0    0
XL GROUP PLC                 SHS             G98290102    1,844    85,000 SH       DEFINED    01          85,000      0    0